CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CHANGES IN OPERATING WORKING CAPITAL
(Increase) decrease in Accounts receivable	$ (13)	$ (394)	$ (575)
(Increase) decrease in Inventories	(16)	(56)	(190)
(Increase) decrease in Other current assets	(97)	618	118
Increase (decrease) in Accounts payable and other	365	(206)	(83)
Increase (decrease) in Accrued interest	(40)	245	91
(Increase) Decrease in Operating Working Capital	$ 199	$ 207	$ (639)